Leases (Details 2) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
2021	$ 512
2022	2,072
2023	2,125
2024	1,077
Total minimum lease payments	5,786
Less: Imputed interest	(815)
Total operating lease liabilities	$ 4,971	$ 5,967
Liability [Member]
2021		2,022
2022		2,021
2023		2,022
2024		2,021
Total minimum lease payments		8,086
Less: Imputed interest		(2,331)
Total operating lease liabilities		$ 5,755